FINANCIAL INSTRUMENTS - Currency Risk (Details)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)
FINANCIAL INSTRUMENTS
Cash		$ 5,698,105		$ 5,387,883
Accounts payable and accrued liabilities		$ 5,846,672		$ 5,348,110
Currency risk
FINANCIAL INSTRUMENTS
Cash			$ 33,838,540
Accounts payable and accrued liabilities			$ 1,814,237
Percentage of change in foreign exchange rate	1.00%
Net impact on foreign exchange	$ 400,176